Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SIT MUTUAL FUNDS INC
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
SIT MUTUAL FUNDS INC | Sit ESG Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY INFORMATION SIT ESG GROWTH FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transactions costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses in the example, affect the Fund’s performance. The Fund’s inception date is June 30, 2016, therefore there is no turnover rate to report.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that you redeem all of your shares at the end of those periods. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its objective by investing, under normal market conditions, at least 80% of its net assets in companies that the Adviser believes have strong environmental, social and corporate governance (ESG) practices at the time of purchase.

The Adviser invests in growth-oriented companies it believes exhibit the potential for superior growth. The Fund focuses on stocks issued by companies with long records of earnings and revenue growth. The Adviser believes that a company's earnings growth is the primary determinant of its potential long-term return, and evaluates a company's potential for above average long-term earnings and revenue growth. Several factors are considered in the Adviser's evaluation of a company, including:
  unique product or service,
  growing product demand,
  dominant and growing market share,
  management experience and capabilities, and
  strong financial condition.
In addition to the fundamental financial analysis, the stock selection process takes into consideration ESG screens from third-party providers that rank companies within an industry or sector based on several ESG characteristics, or the Adviser's own analysis of a company's ESG practices if such ranking is not available or the Adviser believes the available ranking is not accurate. The ESG screens utilize comparative weighted rankings of company ESG issues by sectors based on company and industry-specific factors, which assess a company's sustainability policies, management systems and performance. Generally, the Adviser deems a company to have strong ESG practices when its industry ranking is in the top 50th percentile. ESG factors often require a subjective analysis and are subject to change. Environmental factors may include, for example, human capital concerns, product safety, workplace diversity and employee welfare. Governance factors may include, for example, corporate governance concerns, business ethics, sustainability policy and public policy concerns.

The Fund invests in the common stock of U.S. and foreign companies, and in American Depository Receipts and Global Depository Receipts of foreign companies. The Fund invests primarily in companies of large to medium capitalizations (companies with market capitalizations in excess of $2 billion).

When selling equity securities for the Fund, the Adviser considers several factors, including changes in a company's fundamentals, anticipated earnings, financial position and ESG practices or ranking.

The Fund's benchmark index to be used in connection with the Fund's investment objective is the MSCI World Index, and such benchmark index may be changed from time to time with approval of the Fund's Board of Directors. The MSCI World Index represents large and mid-cap equity performance of 23 developed markets countries. The Fund will also compare its performance to the S&P 500 Index which represents the performance of 500 widely held common stocks of U.S. large-cap companies.
Risk [Heading]	rr_RiskHeading	PRINCIPAL INVESTMENT RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund. The principal risks of investing in the Fund are as follows:
  ESG Risk: The Fund's ESG criteria may exclude securities of certain issuers for nonfinancial reasons and therefore the Fund may forgo some market opportunities available to funds that don't use an ESG criteria. Stocks of companies with ESG practices may shift into and out of favor with stock market investors depending on market and economic conditions, and the Fund's performance may at times be better or worse than the performance of funds that do not use an ESG criteria.
  Growth Style Investing Risk: Different types of stocks tend to shift into and out of favor with stock market investors depending on market and economic conditions. The Fund invests in growth style stocks. The Fund's performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style.
  International Investing Risk: Because the Fund may invest in foreign securities, there is an international investing risk. International investing involves risks not typically associated with investing in U.S. securities which may adversely affect the Fund's investment. These risks include currency risk, foreign securities market risk, foreign tax risk, information risk, investment restriction risk, and political and economic risks.
  Management Risk: A strategy used by the investment management team may not produce the intended results.
  Market Risk: The market value of securities may fall or fail to rise. Market risk may affect a single issuer, sector of the economy, or the market as a whole. The market value of securities may fluctuate, sometimes rapidly and unpredictably.
  New Fund Risk: The Fund's inception is June 30, 2016. There can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Board of Directors may determine to liquidate the Fund.
  Mid Cap Stock Risk: Stocks of mid cap companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	HISTORICAL PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund’s inception is June 30, 2016, and therefore there is no annual total return or average annual total return information to report at this time. For current performance information, please call 1-800-332-5580 or visit www.sitinvest.com. The Fund’s past performance does not necessarily indicate how it will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund’s inception is June 30, 2016, and therefore there is no annual total return or average annual total return information to report at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-332-5580
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.sitinvest.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how it will perform in the future.
SIT MUTUAL FUNDS INC | Sit ESG Growth Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
1 Year	rr_ExpenseExampleYear01	$ 128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	$ 1,518
SIT MUTUAL FUNDS INC | Sit ESG Growth Fund | Class S
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of amount redeemed only on shares held for less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%
1 Year	rr_ExpenseExampleYear01	$ 154
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	$ 1,801